11. Fair Value: March 31, 2013 (Tables)	6 Months Ended
Mar. 31, 2013
Tables/Schedules
March 31, 2013:	March 31, 2013:
	Fair Value Measurements
	Level 1	Level 2	Level 3	Total Fair Value
Liabilities
Convertible debentures	-	$4,101,212	-	$4,101,212